Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
17.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Numerator used in basic income per share:
Income (Loss) before non-controlling interest	3,510	68,552	(13,766)	(2,274)
Net loss (income) attributable to the non-controlling interest	15	(3)	(116)	(19)

Net income (loss) attributable to the Company	3,525	68,549	(13,882)	(2,293)

Shares (denominator):
Weighted average ordinary shares outstanding	37,443,657	37,780,134	37,986,150	37,986,150
Plus: incremental shares from vesting of restricted shares	3,021,792	3,312,566	—	—

Weighted average ordinary shares outstanding used in computing diluted income (loss) per ordinary share	40,465,449	41,092,700	37,986,150	37,986,150

Net income (loss) attributable to the Company per share – basic	0.09	1.81	(0.37)	0.06

Net income (loss) attributable to the Company per share – diluted	0.09	1.67	(0.37)	0.06

American Depository Receipts held by the Company to facilitate cashless exercises of vested employee stock options and non-vested shares for 976,542 and 784,064 ordinary shares have been excluded from shares issued and outstanding as of December 31, 2012 and 2013.

The Company had 4,396,023, 3,990,108 and 2,682,751 ordinary share equivalents outstanding, that could potentially dilute basic income (loss) per share in the future, which were excluded in the computation of diluted income (loss) per share in 2011, 2012 and 2013, respectively, as their effect would have been anti-dilutive.